Consolidated Statements of Comprehensive Loss - CNY (¥)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	¥ (435,811,746)	¥ (408,985,210)	¥ (872,926,433)
Other comprehensive income/(loss)
Fair value changes of convertible notes due to instrument-specific credit risk, net of nil income taxes	2,004,935	(1,494,507)	(2,116,740)
Foreign currency translation adjustment, net of nil income taxes	21,352,712	(10,812,516)	8,741,308
Amounts reclassified from accumulated other comprehensive income	5,850,700		(5,718,400)
Unrealized gain on short-term investment, net of nil income taxes			3,584,872
Total comprehensive loss	(406,603,399)	(421,292,233)	(868,435,393)
Less: Comprehensive (loss)/income attributable to non-controlling interests	(1,323,251)	3,096,345	3,323,950
Comprehensive loss attributable to shareholders of the Company	¥ (405,280,148)	¥ (424,388,578)	¥ (871,759,343)